Inventories - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 INR (₨)
Disclosure of inventories [line items]
Finished goods		₨ 238,753.7		$ 3,548.3	₨ 291,566.2
Cost of inventories (including cost of purchased products) recognized as expense	₨ 2,462,745.6	2,067,617.9	₨ 1,823,608.8
Inventory write-down expenses	₨ 7,232.0	1,253.4	₨ 1,291.9
Vehicles sold subject to repurchase arrangements [Member]
Disclosure of inventories [line items]
Finished goods		₨ 35,891.8			₨ 40,861.2